PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of Other Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 84,425	$ 111,580
Interest receivable	10,490	4,206
Prepaid expenses	109,691	105,910
Other	19,174	17,384
Prepaid expenses and other current assets	$ 223,780	$ 239,080